Goodwill	3 Months Ended
Sep. 30, 2023
Goodwill [Abstract]
GOODWILL

NOTE 8. GOODWILL

Goodwill represents the cost of acquired companies in excess of the fair value of the net assets at the acquisition date and is subject to annual impairment. Goodwill is the excess of the purchase price paid for an acquired entity and the amount of the price not assigned to acquired assets and liabilities. It arises when an acquirer pays a high price to acquire a business. This asset only arises from an acquisition, and it cannot be generated internally. Goodwill is an intangible asset, and so is listed within the long-term assets section of the acquirers’ balance sheet.

The Company accounts for business combinations by estimating the fair value of consideration paid for acquired businesses and assigning that amount to the fair values of assets acquired and liabilities assumed, with the remainder assigned to goodwill. If the fair value of assets acquired and liabilities assumed exceeds the fair value of consideration paid, a gain on bargain purchase is recognized. The estimates of fair values are determined utilizing customary valuation procedures and techniques, which require us, among other things, to estimate future cash flows and discount rates. Such analyses involve significant judgments and estimations.

The Company follows the guidance prescribed in Accounting Standards Codification (“ASC”) 350, Goodwill and Other Intangible Assets, to test goodwill and intangible assets for impairment annually if an event occurs or circumstances change which indicates that its carrying amount may not exceed its fair value.

A valuation report was made on April 25, 2022, by Kreston Menon (filed as exhibit 23.5) prior to control on June 28, 2022, to establish a purchase price. The Goodwill was reestablished and recognized with a Purchase Price Allocation Report (PPA Report) dated January 25, 2023, and reported in the financial statements for December 31, 2022.

However, there was a subsequent change in the company’s financial reporting period, shifting it from December 31 to June 30. Consequently, the first audited balance sheet for the year ended June 30, 2022, was prepared on September 15, 2023. Therefore, it is not possible to calculate the Goodwill based on the June 30, 2022, valuation, since Goodwill was initially reported in the financial statements for December 31, 2022. In this context, Goodwill cannot be revalued upwards.

To account for this difference in valuation, adjustments were made to the retained earnings for the June 30, 2022, period. These adjustments were subsequently reversed in the financial statements for December 31, 2022.

The Company acquired 52% of Quality International for $82,000,000 now owning 52% of the net assets of Quality International. The Net Assets of Quality International were $49,255,718 on December 31, 2022. The remaining $56,387,027 of the purchase price is therefore part of the Company’s Goodwill.